UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 93.8%
Consumer Discretionary 10.4%
Diversified Consumer Services 1.1%
Regis Corp. (a)	1,218,150	19,709,667
Hotels Restaurants & Leisure 2.0%
Brinker International, Inc.	1,176,825	17,134,572
International Speedway Corp. "A"	698,800	19,433,628

		36,568,200
Household Durables 1.8%
Helen of Troy Ltd.*	760,425	16,440,388
Jarden Corp.*	617,225	15,029,429

		31,469,817

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.* (a)	213,188	2,856,719
Media 1.1%
DreamWorks Animation SKG, Inc. "A"*	558,014	18,838,553
Specialty Retail 2.2%
RadioShack Corp.	1,205,780	18,243,451
The Men's Wearhouse, Inc. (a)	798,600	20,763,600

		39,007,051
Textiles, Apparel & Luxury Goods 2.0%
Hanesbrands, Inc.* (a)	912,862	19,224,874
Wolverine World Wide, Inc.	670,875	16,711,496

		35,936,370
Consumer Staples 7.4%
Beverages 1.1%
Central European Distribution Corp.*	591,200	19,036,640
Food & Staples Retailing 1.8%
Nash Finch Co.	565,375	15,344,277
Ruddick Corp. (a)	607,575	16,137,192

		31,481,469
Food Products 2.9%
Corn Products International, Inc. (a)	588,250	17,447,495
Del Monte Foods Co.	1,826,000	19,154,740
Ralcorp Holdings, Inc.*	238,500	14,961,105

		51,563,340
Tobacco 1.6%
Universal Corp. (a)	424,200	15,644,496
Vector Group Ltd. (a)	845,202	13,337,288

		28,981,784
Energy 7.9%
Energy Equipment & Services 3.0%
Atwood Oceanics, Inc.* (a)	622,925	17,740,904
Oil States International, Inc.* (a)	695,400	20,493,438
Superior Energy Services, Inc.*	826,975	15,075,754

		53,310,096
Oil, Gas & Consumable Fuels 4.9%
Arch Coal, Inc. (a)	1,002,750	17,367,630
Contango Oil & Gas Co.* (a)	309,776	13,921,334
Forest Oil Corp.* (a)	1,126,500	17,708,580
St. Mary Land & Exploration Co.	773,700	20,348,310
Whiting Petroleum Corp.*	356,400	17,299,656

		86,645,510
Financials 19.8%
Capital Markets 2.1%
Raymond James Financial, Inc. (a)	762,200	17,340,050
Waddell & Reed Financial, Inc. "A"	736,518	19,539,823

		36,879,873
Commercial Banks 4.6%
Bank of Hawaii Corp. (a)	429,575	16,946,734
FirstMerit Corp. (a)	888,578	15,967,746
Prosperity Bancshares, Inc. (a)	491,915	16,985,825
TCF Financial Corp. (a)	1,084,900	14,928,224

Zions Bancorp. (a)	923,400	16,316,478

		81,145,007
Consumer Finance 0.8%
Cash America International, Inc. (a)	531,903	14,909,241
Diversified Financial Services 1.0%
Financial Federal Corp. (a)	780,500	18,279,310
Insurance 7.1%
Allied World Assurance Co. Holdings Ltd.	377,620	17,495,135
Argo Group International Holdings Ltd.*	474,194	16,748,532
Aspen Insurance Holdings Ltd.	649,700	16,502,380
Endurance Specialty Holdings Ltd. (a)	511,600	17,634,852
Hanover Insurance Group, Inc.	394,075	16,113,727
Platinum Underwriters Holdings Ltd.	491,825	17,828,656
Protective Life Corp.	480,975	10,365,011
Safety Insurance Group, Inc.	392,568	12,613,210

		125,301,503
Real Estate Investment Trusts 3.2%
Alexandria Real Estate Equities, Inc. (REIT) (a)	360,175	20,065,349
Anworth Mortgage Asset Corp. (REIT)	2,303,400	17,252,466
Hospitality Properties Trust (REIT)	1,113,300	20,284,326

		57,602,141
Thrifts & Mortgage Finance 1.0%
Washington Federal, Inc. (a)	1,192,525	17,697,071
Health Care 9.3%
Health Care Equipment & Supplies 1.8%
Inverness Medical Innovations, Inc.* (a)	474,200	16,881,520
Teleflex, Inc.	341,700	15,479,010

		32,360,530
Health Care Providers & Services 5.6%
Amedisys, Inc.* (a)	416,586	18,554,740
AmSurg Corp.*	812,154	16,486,726
Healthspring, Inc.*	1,574,775	20,834,273
LifePoint Hospitals, Inc.* (a)	648,800	16,304,344
MEDNAX, Inc.*	331,100	17,240,377
Owens & Minor, Inc.	227,250	10,055,813

		99,476,273
Life Sciences Tools & Services 1.9%
Mettler-Toledo International, Inc.*	199,600	17,445,040
PerkinElmer, Inc.	937,450	17,108,463

		34,553,503
Industrials 14.8%
Aerospace & Defense 2.0%
Curtiss-Wright Corp. (a)	516,950	16,837,061
Esterline Technologies Corp.*	599,550	18,538,086

		35,375,147
Commercial Services & Supplies 0.8%
The Brink's Co.	563,300	14,842,955
Construction & Engineering 1.9%
EMCOR Group, Inc.*	917,300	21,253,841
Tutor Perini Corp.* (a)	660,678	12,962,502

		34,216,343
Electrical Equipment 2.2%
Baldor Electric Co. (a)	317,125	8,901,699

General Cable Corp.* (a)	415,975	14,675,598
Regal-Beloit Corp.	353,150	16,054,199

		39,631,496
Machinery 3.6%
Barnes Group, Inc. (a)	1,351,175	19,848,761
Gardner Denver, Inc.*	655,600	21,287,332
Joy Global, Inc.	109,050	4,236,592
Kennametal, Inc.	842,300	18,572,715

		63,945,400
Marine 0.4%
Diana Shipping, Inc.	479,550	6,229,355
Professional Services 0.9%
Kelly Services, Inc. "A"	1,383,650	15,884,302
Road & Rail 2.0%
Genesee & Wyoming, Inc. "A"*	572,500	17,965,050
Ryder System, Inc.	450,125	17,104,750

		35,069,800
Trading Companies & Distributors 1.0%
GATX Corp. (a)	640,750	17,575,773
Information Technology 11.6%
Communications Equipment 2.0%
CommScope, Inc.* (a)	628,025	16,931,554
Plantronics, Inc.	773,125	18,469,956

		35,401,510
Computers & Peripherals 1.2%
Lexmark International, Inc. "A"*	757,450	14,270,358
Synaptics, Inc.*	275,902	7,112,754

		21,383,112
Electronic Equipment, Instruments & Components 2.9%
Anixter International, Inc.* (a)	413,800	14,516,104
Jabil Circuit, Inc.	2,212,100	24,222,495
Park Electrochemical Corp.	652,345	14,051,511

		52,790,110
IT Services 2.0%
CACI International, Inc. "A"* (a)	350,950	16,129,662
DST Systems, Inc.* (a)	417,125	19,108,496

		35,238,158
Semiconductors & Semiconductor Equipment 0.9%
Microsemi Corp.*	1,140,900	16,098,099
Software 2.6%
Jack Henry & Associates, Inc.	736,402	17,165,531
Net 1 UEPS Technologies, Inc.*	596,355	11,384,417
Sybase, Inc.* (a)	499,950	17,423,257

		45,973,205
Materials 4.9%
Chemicals 2.0%
RPM International, Inc.	1,098,100	17,877,068
Scotts Miracle-Gro Co. "A" (a)	437,300	17,793,737

		35,670,805
Metals & Mining 2.9%
Gammon Gold, Inc.* (a)	2,284,970	15,377,848

IAMGOLD Corp.	232,200	2,700,486
Pan American Silver Corp.* (a)	923,350	17,949,924
Reliance Steel & Aluminum Co.	413,325	15,268,226

		51,296,484
Telecommunication Services 1.8%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	2,146,165	17,104,935
Iowa Telecommunications Services, Inc. (a)	1,320,200	15,063,482

		32,168,417
Utilities 5.9%
Electric Utilities 3.1%
ALLETE, Inc. (a)	528,825	17,879,573
IDACORP, Inc.	663,986	18,910,321
NV Energy, Inc.	1,491,625	17,988,998

		54,778,892
Multi-Utilities 2.8%
Integrys Energy Group, Inc. (a)	509,050	17,475,686
TECO Energy, Inc.	1,338,700	17,831,484
Vectren Corp.	676,650	15,664,448

		50,971,618

Total Common Stocks (Cost $1,512,503,278)		1,668,150,649
Securities Lending Collateral 18.8%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $335,118,938)	335,118,938	335,118,938
Cash Equivalents 6.1%
Cash Management QP Trust, 0.22% (b) (Cost $108,139,628)	108,139,628	108,139,628
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,955,761,844) †	118.7	2,111,409,215
Other Assets and Liabilities, Net	(18.7)	(331,983,424)

Net Assets	100.0	1,779,425,791

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,964,470,494. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $146,938,721. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $247,646,398 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $100,707,677.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $322,562,567 which is 18.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments(d)	$ 1,668,150,649	$ —	$ —	$ 1,668,150,649
Short-Term Investments(d)	335,118,938	108,139,628	—	443,258,566
Total	$ 2,003,269,587	$ 108,139,628	$ —	$ 2,111,409,215

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009